Voya US Bond Index Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya US Bond Index Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,126
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	229
Expense Example, with Redemption, 10 Years	524
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	367
Expense Example, with Redemption, 10 Years	829
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	449
Expense Example, with Redemption, 10 Years	$ 1,008